Offerings - Offering: 1	Feb. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	1,511,704
Proposed Maximum Offering Price per Unit	313.40
Maximum Aggregate Offering Price	$ 473,768,033.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 65,427.37
Offering Note	This Registration Statement on Form S-8 (the "Registration Statement") registers the offer and sale of 1,259,754 shares of Common Stock that may become issuable under the registrant's Stock Option and Incentive Plan, as amended and restated (the "2020 Plan") pursuant to its terms and 251,950 shares of common stock that may become issuable under the registrant's 2020 Employee Stock Purchase Plan ("2020 ESPP") pursuant to its terms. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that may become issuable under the 2020 Plan or the 2020 ESPP to prevent dilution resulting from any stock split, stock dividend or similar transaction. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. The proposed maximum offering price per share is estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The maximum price per share and maximum aggregate offering price are based upon the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on February 11, 2026, which date is within five business days prior to filing this Registration Statement.